Land Use Rights, Net - Schedule of Land Use Rights, Net (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Goodwill And Intangible Assets Disclosure [Abstract]
Gross carrying amount	¥ 1,032,000
Accumulated amortization	(31,533)
Net carrying amount	¥ 1,000,467